Convertible Redeemable Preferred Shares And Redeemable Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Roll-forward of Carrying Amount of Convertible Redeemable Preferred Shares

The following table summarized the roll-forward of the carrying amount of the convertible redeemable preferred shares for the years of 2019, 2020 and 2021:

	Series Seed	Series A-1	Series A-2	Series B	Series C-1	Series C-2	Series C-3	Series D	Series E	Series F-1	Series F-2	Series G	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
January 1, 2019	4,500	33,230	191,659	137,973	248,625	39,043	14,235	703,571	873,578	-	-	-	2,246,414
Proceeds received	-	-	-	-	-	-	-	-	789,268	-	-	-	789,268
Accretion	376	4,056	23,538	17,184	32,693	5,566	1,840	104,643	318,234	-	-	-	508,130
December 31, 2019	4,876	37,286	215,197	155,157	281,318	44,609	16,075	808,214	1,981,080	-	-	-	3,543,812
Issuance	-	-	-	-	-	-	-	-	-	-	1,716,310	-	1,716,310
Series F-1 shares issued by re-designation of Series Seed Series B and Series C-1	(1,331)	-	-	(11,512)	(9,716)	-	-	-	-	124,354	-	-	101,795
Series F-1 shares issued by re-designation of ordinary shares	-	-	-	-	-	-	-	-	-	21,006	-	-	21,006
Accretion of preferred shares	735	15,112	87,566	60,948	105,897	15,672	6,197	98,142	172,790	10,763	264,034	-	837,856
December 31, 2020	4,280	52,398	302,763	204,593	377,499	60,281	22,272	906,356	2,153,870	156,123	1,980,344	-	6,220,779
Issuance	-	-	-	-	-	-	-	-	-	-	-	291,641	291,641
Accretion of preferred shares	257	63,433	367,711	247,110	451,892	70,990	26,751	802,330	102,208	40,340	(80,435)	5,451	2,098,038
Conversion into ordinary shares	(4,537)	(115,831)	(670,474)	(451,703)	(829,391)	(131,271)	(49,023)	(1,708,686)	(2,256,078)	(196,463)	(1,899,909)	(297,092)	(8,610,458)
December 31, 2021	-	-	-	-	-	-	-	-	-	-	-	-	-

The following table summarized the movement of the carrying amount of the redeemable ordinary shares for the year ended December 31, 2021:

Redeemable Ordinary Share
RMB
December 31, 2020	-
Issuance of redeemable ordinary shares	139,003
Accretion of redeemable ordinary shares	119,451
Conversion into ordinary shares	(258,454)
December 31, 2021	-